EMERGING MARKETS PORTFOLIO
EMERGING MARKETS PORTFOLIO

Prospectus Supplement

September 29, 2016

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 29, 2016 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 29, 2016

Emerging Markets Portfolio
(the "Portfolio")

The contractual advisory fee rates of the Portfolio and the maximum expense ratio of each share Class of the Portfolio have been decreased, effective September 30, 2016. Accordingly, effective September 30, 2016, the Prospectus is hereby amended as follows:

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Emerging Markets Portfolio—Fees and Expenses—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EMERGING MARKETS PORTFOLIO		CLASS I	CLASS A	Class L	Class C	Class IS
Advisory Fee	[1]	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Shareholder Service (12b-1) Fee		none	0.25%	0.75%	1.00%	none
Other Expenses		0.30%	0.36%	0.88%	20.78%	0.20%
Total Annual Portfolio Operating Expenses	[2]	1.10%	1.41%	2.43%	22.58%	1.00%
Fee Waiver and/or Expense Reimbursement	[2]	0.05%	0.05%	0.53%	20.43%	0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.05%	1.36%	1.90%	2.15%	0.95%
[1]	The Advisory Fee has been restated to reflect the decrease in the advisory fee effective September 30, 2016.
[2]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.05% for Class I, 1.40% for Class A, 1.90% for Class L, 2.15% for Class C and 0.95% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The Example information under the section of the Prospectus entitled "Portfolio Summary—Emerging Markets Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Example
The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares:
Expense Example - EMERGING MARKETS PORTFOLIO - USD ($)	1 Year	3 Years	5 Years	10 Years
CLASS I	107	345	601	1,336
CLASS A	656	943	1,251	2,123
Class L	193	707	1,248	2,726
Class C	318	4,082	6,707	10,152
Class IS	97	313	548	1,220

If You HELD Your Shares:
Expense Example No Redemption - EMERGING MARKETS PORTFOLIO - USD ($)	1 Year	3 Years	5 Years	10 Years
CLASS I	107	345	601	1,336
CLASS A	656	943	1,251	2,123
Class L	193	707	1,248	2,726
Class C	218	4,082	6,707	10,152
Class IS	97	313	548	1,220

Please retain this supplement for future reference.